CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENT OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Net cash provided by operating activities	¥ (25,077)	$ (3,868)	¥ (5,615)	¥ (60,130)
Net cash provided by financing activities	19,838	3,059	65,918	62,978
Net increase in cash and cash equivalents	6,448	995	(18,060)	(2,848)
Cash and cash equivalents, beginning of year	22,482	3,467	3,198	1,990
Effect of exchange rate changes on cash and cash equivalents	(816)	(126)	1,371	(1,640)
Cash and cash equivalents, end of the year	15,351	2,367	22,482	3,198
Parent Company [Member]
Net cash provided by financing activities	(8,637)	(1,332)	16,730	1,845
Net increase in cash and cash equivalents	(8,637)	(1,332)	16,730	1,845
Cash and cash equivalents, beginning of year	18,353	2,830	252	47
Effect of exchange rate changes on cash and cash equivalents	(816)	(126)	1,371	(1,640)
Cash and cash equivalents, end of the year	¥ 8,900	$ 1,372	¥ 18,353	¥ 252